Investment in Associated Companies (Condensed Information Regarding Results of Operations) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Disclosure of associates [line items]
Revenue		$ 487,763	$ 386,470		$ 373,473
(Loss) / income		930,273	507,106		(13,359)
Total comprehensive income		969,862	486,165		(2,353)
Depreciation and amortization		57,640	34,171		32,092
Income taxes		4,325	4,698		16,675
Qoros [Member]
Disclosure of associates [line items]
Revenue	[1]		23,852	[2]	349,832
(Loss) / income	[1],[2],[3]		(52,089)		(312,007)
Other comprehensive income	[1],[2],[3]		(3)		(8)
Total comprehensive income	[1]		(52,092)	[2]	(312,015)
Kenon's share of comprehensive income	[1]		(6,251)	[2]	(37,442)
Adjustments	[1]		3	[2]	386
Kenon share of comprehensive income presented in the books	[1]		(6,248)	[2]	(37,056)
Depreciation and amortization			13,000		172,000
Interest income			1,000		6,000
Interest expense			18,000		49,000
Income taxes			0		33
ZIM [Member]
Disclosure of associates [line items]
Revenue		10,728,698	3,991,696		3,299,761
(Loss) / income	[3]	4,640,305	517,961		(18,149)
Other comprehensive income	[3]	(3,462)	5,854		(9,999)
Total comprehensive income		4,636,843	523,815		(28,148)
Kenon's share of comprehensive income		1,258,913	167,621		(9,007)
Adjustments		1,116	1,394		1,432
Kenon share of comprehensive income presented in the books		1,260,029	$ 169,015		$ (7,575)
Fairview [Member]
Disclosure of associates [line items]
Revenue		199,030
(Loss) / income	[3]	9,666
Other comprehensive income	[3]	11,192
Total comprehensive income		20,858
Kenon's share of comprehensive income		5,214
Adjustments		(1,249)
Kenon share of comprehensive income presented in the books		3,965
Cpv Maryland [Member]
Disclosure of associates [line items]
Revenue		170,292
(Loss) / income	[3]	5,420
Other comprehensive income	[3]	10,983
Total comprehensive income		16,403
Kenon's share of comprehensive income		4,101
Adjustments		2,354
Kenon share of comprehensive income presented in the books		6,455
Shore [Member]
Disclosure of associates [line items]
Revenue		189,985
(Loss) / income	[3]	16,247
Other comprehensive income	[3]	7,779
Total comprehensive income		24,026
Kenon's share of comprehensive income		9,017
Adjustments		3,644
Kenon share of comprehensive income presented in the books		12,661
Towantic [Member]
Disclosure of associates [line items]
Revenue		258,292
(Loss) / income	[3]	18,520
Other comprehensive income	[3]	11,140
Total comprehensive income		29,660
Kenon's share of comprehensive income		7,711
Adjustments		50
Kenon share of comprehensive income presented in the books		7,761
Valley [Member]
Disclosure of associates [line items]
Revenue		139,473
(Loss) / income	[3]	(58,793)
Other comprehensive income	[3]	3,710
Total comprehensive income		(55,083)
Kenon's share of comprehensive income		(27,542)
Adjustments		681
Kenon share of comprehensive income presented in the books		(26,861)
Three Rivers [Member]
Disclosure of associates [line items]
Revenue		174
(Loss) / income	[3]	(9,281)
Other comprehensive income	[3]	19,361
Total comprehensive income		10,080
Kenon's share of comprehensive income		1,008
Adjustments		0
Kenon share of comprehensive income presented in the books		$ 1,008

[1]	The depreciation and amortization, interest income, interest expense and income tax expenses recorded by Qoros during 2020 were approximately $13 million, $1 million, $18 million and $nil thousand (2019: $172 million, $6 million, $49 million and $33 thousand) respectively.
[2]	The 2020 equity accounted results reflect Kenon’s share of losses in Qoros until the completion date of the sale, i.e. April 29, 2020. Subsequent to that, Qoros was reclassified as to Long-term investment (Qoros). Refer to Note 9 for further details.
[3]	Excludes portion attributable to non-controlling interest.